SHARE INCENTIVE PLAN - Nonvested Shares (Details) - Nonvested shares $ / shares in Units, $ in Thousands						12 Months Ended
	Dec. 04, 2019 USD ($) item $ / shares shares	Aug. 20, 2019 USD ($) item director $ / shares shares	Jul. 29, 2019 USD ($) item $ / shares shares	Oct. 24, 2018 USD ($) item $ / shares shares	Mar. 14, 2018 USD ($) item director $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) $ / shares	Dec. 31, 2017 shares
SHARE INCENTIVE PLAN
Shares granted | shares						257,534		0
Grant date fair value | $ / shares						$ 11.05	$ 20.16
Share-based compensation recognized | $						$ 1,893	$ 1,878
Employee one
SHARE INCENTIVE PLAN
Shares granted | shares			8,388
Vesting of share-based compensation (as a percent)			25.00%
Shares vesting quarterly in twelve quarters (as a percent)			75.00%
Number of quarters of vesting | item			12
Grant date fair value | $ / shares			$ 6.06
Share-based compensation recognized | $			$ 51
Requisite service period			4 years
Two directors and executive officers
SHARE INCENTIVE PLAN
Shares granted | shares		240,000
Number of directors and executive officers | director		2
Vesting of share-based compensation (as a percent)		25.00%
Shares vesting quarterly in twelve quarters (as a percent)		75.00%
Number of quarters of vesting | item		12
Grant date fair value | $ / shares		$ 6.69
Share-based compensation recognized | $		$ 1,606
Requisite service period		4 years
Employee two
SHARE INCENTIVE PLAN
Shares granted | shares	9,146
Vesting of share-based compensation (as a percent)	25.00%
Shares vesting quarterly in twelve quarters (as a percent)	75.00%
Number of quarters of vesting | item	12
Grant date fair value | $ / shares	$ 5.55
Share-based compensation recognized | $	$ 51
Requisite service period	4 years
Directors and executive officers
SHARE INCENTIVE PLAN
Shares granted | shares					200,000
Number of directors and executive officers | director					3
Vesting of share-based compensation (as a percent)					25.00%
Shares vesting quarterly in twelve quarters (as a percent)					75.00%
Number of quarters of vesting | item					12
Grant date fair value | $ / shares					$ 20.43
Share-based compensation recognized | $					$ 4,086
Requisite service period					4 years
Non-employees
SHARE INCENTIVE PLAN
Shares granted | shares				18,000
Vesting of share-based compensation (as a percent)				25.00%
Shares vesting quarterly in twelve quarters (as a percent)				75.00%
Number of quarters of vesting | item				12
Grant date fair value | $ / shares				$ 17.11
Share-based compensation recognized | $				$ 308
Requisite service period				4 years